Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Activity

The following table summarizes our stock option activity under all equity incentive plans for the nine months ended September 30, 2019:

	Number of Outstanding Options	Weighted Average Exercise Price
Outstanding as of December 31, 2018	356,353	$62.61
Granted	76,472	$7.17
Canceled/forfeited/expired	(43,119)	$66.09
Outstanding as of September 30, 2019	389,706	$51.35

Stock option activity is summarized as follows:

	Number of Outstanding Options	Weighted Average Exercise Price	Weighted Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of December 31, 2017	329,634	$77.24
Granted	149,325	$32.84
Exercised	(864)	$15.43
Canceled/forfeited/expired	(121,742)	$66.04
Outstanding as of December 31, 2018	356,353	$62.61	6.97	$427
Options vested and expected to vest as of December 31, 2018	356,353	$62.61	6.97	$427
Options exercisable as of December 31, 2018	203,974	$77.24	5.62	$427

Summary of Assumptions Used to Determine Fair Value of Employee Stock Option Grants and Performance Options with Market Condition

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Expected term (in years)	5.98 – 6.04	6.02 – 6.08	5.51 – 6.07	5.50 – 6.08
Risk-free interest rate	1.4%	2.9%	1.4% – 2.6%	2.3% – 3.0%
Expected volatility	100.7% – 101.0%	88.4% – 88.9%	97.2% – 101.0%	88.4% – 98.4%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

Summary of Assumptions Used to Determine Fair Value of Employee Stock Purchase Plan

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the ESPP offering were as follows:

	Years Ended December 31,
	2018	2017	2016
Expected term (in years)	0.50	0.50	0.50
Risk-free interest rate	1.4% – 2.1%	0.6% – 1.0%	0.4% – 0.6%
Expected volatility	71.5% – 99.7%	74.5% – 115.2%	75.5% – 80.8%
Expected dividend yield	0.0%	0.0%	0.0%

Schedule of Restricted Stock Units Activity

The following table summarizes our restricted stock unit activity under all equity incentive plans for the nine months ended September 30, 2019:

	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2018	15,470	$11.91
Granted	5,356	$7.24
Released	(7,487)	$11.91
Forfeited	(507)	$11.90
Balance as of September 30, 2019	12,832	$9.96

Occasionally, we grant restricted stock units to employees. Restricted stock unit activity is summarized as follows:

	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2017	3,520	$59.95
Granted	19,294	$11.91
Released	(2,806)	$63.45
Forfeited	(4,538)	$17.31
Balance as of December 31, 2018	15,470	$11.91

Schedule of Allocation of Stock-Based Compensation for All Options Including Performance Options with Market Condition and Restricted Stock Units

The allocation of stock-based compensation for all options, 2015 ESPP purchase rights and restricted stock units is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$82	$204	$285	$1,064
General and administrative	196	486	1,073	1,765
Total stock-based compensation expense	$278	$690	$1,358	$2,829

The allocation of stock-based compensation for all options, including performance options with market condition and restricted stock units is as follows (in thousands):

	Twelve Months Ended December 31,
	2018	2017	2016
Research and development	$1,216	$1,399	$1,876
General and administrative	2,215	5,385	$3,153
Total share-based compensation expense	$3,431	$6,784	$5,029

Summary of Warrants Outstanding

Warrants outstanding as of December 31, 2018 are as follows:

Number	Exercise Price	Expiration
Outstanding	Per Share	Date
463,735	$64.92	December 2019
144	$104.65	March 2021
1,066	$281.50	July 2023
6,830	$43.93	November 2023
2,978	$50.37	June 2024
2,886	$51.98	December 2024
477,639

Schedule of Common Stock Reserved for Future Issuance	. Common stock reserved for future issuance is as follows:
September 30, 2019
Class X Preferred Stock (if-converted to common stock)	587,445
Common stock warrants	477,639
Common stock options and restricted stock units	402,538
Shares available under the 2015 Plan	222,014
Shares available under the 2015 ESPP	80,299
1,769,935

Common stock reserved for future issuance is as follows:

	Years Ended December 31,
	2018	2017
Class X Preferred Stock (if-converted to common stock)	816,851	816,851
Common stock warrants	477,639	477,639
Common stock options and awards outstanding	371,823	333,154
Shares available under the 2015 Plan	107,246	54,720
Shares available under the 2015 ESPP	59,936	41,687
	1,833,495	1,724,051

Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Assumptions Used to Determine Fair Value of Employee Stock Option Grants and Performance Options with Market Condition

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Years Ended December 31,
	2018	2017	2016
Expected term (in years)	5.00 – 6.08	5.50 – 6.08	5.50 – 6.08
Risk-free interest rate	2.3% – 3.0%	1.9% – 2.1%	1.2% – 2.1%
Expected volatility	87.9% – 98.4%	99.1% – 124.4%	80.7% – 84.5%
Expected dividend yield	0.0%	0.0%	0.0%